Capital and Reserves	12 Months Ended
Mar. 31, 2026
Disclosure of classes of share capital [abstract]
Capital and Reserves
14.
CAPITAL AND RESERVES
i)
Share capital

	Successor			Successor
	As of March 31, 2026			As of March 31, 2025
	No. of shares	US$’000		No. of shares	US$’000
Issued and fully paid ordinary shares:
As at the beginning of year	38,745,000	4		36,900,000	4
Issuance of ordinary shares related to public offering exercise	3,703,704	—	(1)	—	—
Conversion of convertible notes	—	—		1,845,000	—	(1)
As at end of year	42,448,704	4		38,745,000	4
(1) Amount is not significant as less than $1,000

(1)
Amount is not significant as less than $1,000

Ordinary shares

All shares rank equally with regard to the Predecessor and the Successor’s residual assets. The holders of Ordinary Shares are entitled to receive dividends as declared from time to time, and are entitled to one vote per share.

During the year ended March 31, 2023, the shareholders of OMS approved the issuance of 12,756,000 shares at $1 per share for a total consideration of $12.8 million to Sumitomo Corporation, a related party. On March 14, 2023, the Company received the proceeds from Sumitomo Corporation and the proceeds were further used to repay the outstanding loan balance under the cash pooling arrangement.

During the year ended March 31, 2023, the Predecessor entered into agreements to dispose of its entire interests in its associates for a total cash consideration of US$11.6 million to Sumitomo Corporation. The divestments of SC Tubular Solutions (B) Sdn. Bhd. and VAMR BRN Sdn. Bhd. were completed on February 16, 2023 and March 14, 2023, respectively. The transactions were conducted between entities under common control as OMS is a wholly owned subsidiary of Sumitomo Corporation upon the time of the disposal. Therefore, the transactions were accounted for under historical value and the additional payment of US$0.8 million over the carrying value of the equity method investments was recognized as a capital injection from Sumitomo Corporation into the Predecessor.

On December 27, 2023, at incorporation, the Successor issued 1 Class A ordinary shares of $0.0001 par value each (the “Class A Ordinary Shares”) as subscriber share to Ogier Global Subscriber (Cayman) Limited and on January 8, 2024, Ogier Global Subscriber (Cayman) Limited transferred the 1 Class A Ordinary Share to Mr. How. On March 31, 2024, the Successor issued an aggregate of 9,999 Class A Ordinary Shares to OMS PL as consideration for acquiring 102,756,000 ordinary shares in the Predecessor from OMS PL and on the same day, pursuant to a share purchase agreement, OMS PL as vendor transferred all of the 9,999 Class A Ordinary Share to three purchasers (the “Share Transfer”). As a result, upon completion of the Share Transfer, the Successor had 10,000 Class A Ordinary Shares in issue, among which 9,000 Class A Ordinary Shares were held by Mr. How and remaining 1,000 Ordinary shares were held by other minority.

On April 11, 2024, all of the shareholders of the Successor approved a share redesignation and change of authorized share capital, pursuant to which (i) each issued and unissued Class A Ordinary Shares was redesignated into 450,000,000 ordinary shares of $0.0001 par value each and (ii) each issued and unissued Class B ordinary shares of $0.0001 par value each was redesignated into 50,000,000 ordinary shares of $0.0001 par value each (the “Share Redesignation”). Upon completion of the Share Redesignation, the authorized share capital of the Successor has become $50,000 divided into 500,000,000 ordinary shares of $0.0001 par value each and the number of issued shares in the share capital of the Successor was 10,000 Ordinary Shares, among which 9,000 Ordinary Shares were held by How Meng Hock and the remaining 1,000 Ordinary Shares were held by other minority shareholders.

On May 7, 2024, the Company completed the share reorganization by further allotting 5,000 Ordinary Shares to reflect the current shareholders percentage under an entrustment arrangement prior to the Management Buyout exercise. As such, after the MBO exercise is completed, the ownership interest of all shareholders would remain the same as the current (before MBO) percentage. Thereafter, 15,000 Ordinary Shares are in issue and outstanding in the share capital of the Successor. The Successor believes this allotment is appropriate to reflect the Share Reorganization on a retroactive basis and has retroactively restated all shares and per share data for all periods presented pursuant to SAB Topic 4.C. No expenses are associated with this transaction because it was for purpose of share redesignation rather than receiving goods or services and no impact on the profit and loss of the Company.

On September 30, 2024, the convertible bond investors elected to convert $5,000,000 of convertible notes into 750 Ordinary Shares pursuant to the agreement.

On October 23, 2024, to facilitate the initial public offering and as part of the final step of the Company’s reorganization process, the Company issued a total of 38,729,250 Ordinary Shares on a pro rata basis to all of its existing shareholders, which included 36,885,000 Ordinary Shares issued to original shareholders and 1,844,250 Ordinary Shares issued to convertible bond investors who elected to convert the $5,000,000 of convertible notes into 750 Ordinary Shares on September 30, 2024 pursuant to the agreement. Upon the completion of share reorganization, there are 38,745,000 Ordinary Shares issued and outstanding.

The Company considered the above allotment of 36,885,000 ordinary shares part of its recapitalization prior to the completion of its initial public offering. This allotment was solely intended to increase the number of shares and represented an adjustment to the Company’s share structure, aimed at realigning its capital structure to facilitate the subsequent issuance of new shares for this offering. The Company believed that it is appropriate to reflect the above transactions on a retroactive basis pursuant to SAB Topic 4C. All shares and per share amounts used herein have been retroactively restated to reflect the above transactions. By recognizing the above transactions on a retroactive basis, 36,900,000 ordinary shares were issued and outstanding as of March 31, 2024.

On April 28, 2025, SEC declared the registration statement on Form F-1, as amended (File Number 333-282986) for initial public offering to be effective. Subsequently, on May 13, 2025, the Group completed initial public offering in which issuing and selling an aggregate of 3,703,704 Ordinary Shares, at a price of $9 per share, generating total gross proceeds of $33.3 million before deducting underwriting discounts and other offering expenses.

ii)
Nature and purpose of reserves
(a)
Foreign currency translation reserve

The foreign currency translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations.

(b)
Share premium

Share premium is the difference between the issue price and the par value of the shares.